RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net income from related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of $)	2019	2018	2019	2018
Transactions with Golar and affiliates:
Management and administrative services fees (a)	(2,311)	(1,988)	(4,747)	(3,877)
Ship management fees (b)	(1,115)	(1,300)	(2,230)	(2,600)
Income on deposits paid to Golar (c)	—	2,237	—	4,484
Distributions with Golar, net (d)	(5,246)	(13,088)	(11,409)	(26,176)

(Payable)/receivables (to)/from related parties:

As of June 30, 2019 and December 31, 2018, balances with related parties consisted of the following:

(in thousands of $)	June 30, 2019	December 31, 2018
Balances due (to)/from Golar and affiliates (e)	(281)	(4,091)
Methane Princess lease security deposit movements (f)	2,554	2,854
Total	2,273	(1,237)